Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	₨ 86,980.6	$ 1,257.8	₨ 91,020.4
Proportion of the Company's interest in joint venture	43,490.3	628.9	45,510.2
Other consolidation adjustments	(534.9)	(7.8)	(1,016.2)
Carrying amount of the Company's interest in joint venture	₨ 42,955.4	$ 621.1	₨ 44,494.0